Note 10 - Exploration and Evaluation Assets (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs		$ 484	$ 409
Prospective land claim package [member]
Statement Line Items [Line Items]
Percentage of interest acquirable						100.00%
Option payments to earn right, title and interest to property during option period	$ 150	200	200	$ 150	$ 150
Option payments commitment during earn-in option agreement period		$ 1,150
Earn in option agreement period (Year)		6 years
Cumulative eligible exploration expenditures		$ 30,000
Exploration expenditures		$ 27,008
Net Smelter Returns Royalty Percentage		2.00%
Larder Project in Ontario [Member]
Statement Line Items [Line Items]
Percentage of interest acquirable		100.00%
Exploration and evaluation expenditures costs		$ 10,116
Drilling costs		$ 3,634
Black Hills of South Dakota [member]
Statement Line Items [Line Items]
Percentage of interest acquirable		100.00%
Net write-downs (reversals of write-downs) of property, plant and equipment			$ 10,471